EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 16	-	EARNINGS PER SHARE

The net income and the weighted average number of shares used in computing basic and diluted earnings per share for the years ended December 31, 2013, 2012 and 2011, are as follows:

	US dollars
	Year ended December 31,
(in thousands)	2013	2012	2011
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	23,762	24,880	21,278

	Number of shares
	Year ended December 31,
(in thousands)	2013	2012	2011
Weighted average number of shares used in the computation of basic and diluted earnings per share	20,968	20,968	20,968